Related Party Transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related party transactions
Interest rate (as a percent)	7.20%
Related Party
Related party transactions
Amounts due from related parties	¥ 148,067	$ 20,855	¥ 314,483
Amounts due from related parties-non current	584,263	$ 82,292	577,140
Related Party | ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties	¥ 72,377		55,061
Interest rate (as a percent)	6.96%
Balance of principle	¥ 33,040		12,500
Related Party | ZTO Supply Chain Management Co., Ltd.
Related party transactions
Amounts due from related parties	¥ 69,881		101,432
Interest rate (as a percent)	6.96%
Balance of principle	¥ 66,860		109,980
Related Party | Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties	1,169		53,504
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd.
Related party transactions
Amounts due from related parties			75,000
Amounts due from related parties-non current	502,083		500,000
Interest receivable	2,083		75,000
Balance of principle	¥ 500,000		500,000
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. | Original Loan
Related party transactions
Interest rate (as a percent)	5.00%
Related Party Transaction Terms	36 months
Related Party | Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd. | Extended Loan
Related party transactions
Interest rate (as a percent)	7.20%
Related Party | Zhejiang Tongyu Intelligent Industry Development Co., Ltd.
Related party transactions
Amounts due from related parties-non current	¥ 82,180		77,140
Interest rate (as a percent)	7.20%
Balance of principle	¥ 70,000		70,000
Related Party | Others
Related party transactions
Amounts due from related parties	¥ 4,640		¥ 29,486